CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable allowance	$ 1,094	$ 1,387
Treasury stock, shares	0	0
Series A, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	10,710,000
Convertible preferred stock, shares issued	0	10,710,000
Convertible preferred stock, shares outstanding	0	10,710,000
Series A1, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	11,630,000
Convertible preferred stock, shares issued	0	11,630,000
Convertible preferred stock, shares outstanding	0	11,630,000
Series B, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	13,468,000
Convertible preferred stock, shares issued	0	13,468,000
Convertible preferred stock, shares outstanding	0	13,468,000
Series C, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	15,375,000
Convertible preferred stock, shares issued	0	15,375,000
Convertible preferred stock, shares outstanding	0	15,375,000
Series D, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	7,383,000
Convertible preferred stock, shares issued	0	7,383,000
Convertible preferred stock, shares outstanding	0	7,383,000
Series E, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	4,914,000
Convertible preferred stock, shares issued	0	4,914,000
Convertible preferred stock, shares outstanding	0	4,914,000
Series F, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	15,440,000
Convertible preferred stock, shares issued	0	15,440,000
Convertible preferred stock, shares outstanding	0	15,440,000
Series G, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	15,440,000
Convertible preferred stock, shares issued	0	15,440,000
Convertible preferred stock, shares outstanding	0	15,440,000
Class A common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock ,shares authorized	700,000,000	700,000,000
Common stock, shares issued	116,175,000	1,540,000
Common stock shares outstanding	116,175,000	1,540,000
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock ,shares authorized	20,000,000	20,000,000
Common stock, shares issued	12,397,000	10,439,000
Common stock shares outstanding	12,397,000	10,439,000
Class C common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock ,shares authorized	10,000,000	10,000,000
Common stock, shares issued	6,478,000	0
Common stock shares outstanding	6,478,000	0